Goldman Sachs Emerging Markets Equity Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Emerging Markets Equity Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 678
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	2,209
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	683
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	2,553
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,355
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	873
Expense Example, with Redemption, 10 Years	1,914
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,475
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	$ 1,344